2b. Intangible Assets (Details-Intangible Assets) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Intangible assets, gross	$ 455,200		$ 250,000
Acculumated depreciation	153,416	221,696	83,333
Intangible assets, net	301,784	233,504	166,667
Intellectual Property [Member]
Intangible assets, gross	160,200		0
Useful lives	5 years
Website Technology Development [Member]
Intangible assets, gross	45,000		0
Useful lives	5 years
Contractual License [Member]
Intangible assets, gross	$ 250,000		$ 250,000
Useful lives	5 years